UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2010
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           01/14/2011
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       80
                                         -------------
Form 13F Information Table Value Total:   1,340,168
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ambassadors Group Inc          COM              023177108     1882   163675 SH       Sole                   163675
America's Car-Mart Inc.        COM              03062T105      569    21000 SH       Sole                    21000
American Business Bank         COM              02475l105      356    14547 SH       Sole                    14547
Amerisafe, Inc.                COM              03071h100      676    38600 SH       Sole                    38600
AngioDynamics, Inc.            COM              03475v101      386    25100 SH       Sole                    25100
Arthur J Gallagher & Co.       COM              363576109     3617   124395 SH       Sole                   124395
Bank of the Ozarks, Inc.       COM              063904106     7740   178550 SH       Sole                   178550
Bed Bath and Beyond            COM              075896100    29275   595624 SH       Sole                   595624
Berkshire Hathaway A           COM              084670108    39628      329 SH       Sole                      329
Berkshire Hathaway B           COM              084670702    14149   176625 SH       Sole                   176625
Biglari Holdings Inc.          COM              08986r101     1169     2850 SH       Sole                     2850
Brookfield Asset Management    COM              112585104    38686  1162084 SH       Sole                  1162084
Brown & Brown Inc.             COM              115236101    70827  2958510 SH       Sole                  2958510
Cambridge Bancorp              COM              132152109      538    15715 SH       Sole                    15715
Camden National Corp           COM              133034108      326     9011 SH       Sole                     9011
Carmax                         COM              143130102    29475   924565 SH       Sole                   924565
Chemung Financial Corp         COM              164024101      204     9051 SH       Sole                     9051
Clarcor Inc.                   COM              179895107      276     6424 SH       Sole                     6424
Contango Oil & Gas Company     COM              21075n204     1794    30960 SH       Sole                    30960
Courier Corp                   COM              222660102     3487   224688 SH       Sole                   224688
Digital River                  COM              25388b104    32738   951138 SH       Sole                   951138
Donaldson Co., Inc.            COM              257651109    41680   715171 SH       Sole                   715171
EOG Resources Inc.             COM              26875p101    37384   408976 SH       Sole                   408976
Exactech, Inc.                 COM              30064e109      491    26065 SH       Sole                    26065
Exxon Mobil Corp               COM              30231G102      240     3286 SH       Sole                     3286
Federated Investors            COM              314211103    14773   564515 SH       Sole                   564515
Flowers Industries             COM              343498101      807    30000 SH       Sole                    30000
Forward Air                    COM              349853101    34288  1208180 SH       Sole                  1208180
Franklin Resources             COM              354613101    30716   276196 SH       Sole                   276196
General Electric Co            COM              369604103     4814   263219 SH       Sole                   263219
Glenville Bank Hldg Co.        COM              37908p109      220     2756 SH       Sole                     2756
Graco                          COM              384109104    23101   585580 SH       Sole                   585580
Heartland Express              COM              422347104    37510  2341435 SH       Sole                  2341435
Hilltop Holdings               COM              432748101      385    38850 SH       Sole                    38850
Houston Wire & Cable Company   COM              44244K109      774    57600 SH       Sole                    57600
Idex Corporation               COM              45167R104    48059  1228505 SH       Sole                  1228505
Illinois Tool Works            COM              452308109    31244   585092 SH       Sole                   585092
John Wiley & Sons              COM              968223206    62469  1380830 SH       Sole                  1380830
Johnson & Johnson              COM              478160104    40610   656583 SH       Sole                   656583
Joy Global Inc.                COM              481165108     9699   111800 SH       Sole                   111800
Knight Transportation Inc.     COM              499064103    17927   943530 SH       Sole                   943530
Lab Corp                       COM              50540r409     1495    17000 SH       Sole                    17000
Ledyard Financial Group        COM              523338101      362    11450 SH       Sole                    11450
M & T Bank Corp                COM              55261F104    12449   143011 SH       Sole                   143011
Markel Corp                    COM              570535104    51389   135904 SH       Sole                   135904
McGrath Rentcorp               COM              580589109    27654  1054694 SH       Sole                  1054694
Mednax Inc.                    COM              58502b106    69635  1034848 SH       Sole                  1034848
Merchants Bancshares Inc.      COM              588448100      259     9401 SH       Sole                     9401
Meredith Corp                  COM              589433101    30612   883456 SH       Sole                   883456
Metro Bancorp Inc.             COM              59161r101      114    10351 SH       Sole                    10351
Micros Systems                 COM              594901100     3674    83776 SH       Sole                    83776
Midsouth Bancorp               COM              598039105      315    20501 SH       Sole                    20501
Mohawk Industries              COM              608190104    15827   278833 SH       Sole                   278833
NBT Bancorp Inc.               COM              628778102     4774   197676 SH       Sole                   197676
OneBeacon                      COM              G67742109     7900   521091 SH       Sole                   521091
Patriot Transportation Holding COM              70337B102      621     6685 SH       Sole                     6685
Patterson Companies Inc.       COM              703395103    36103  1178684 SH       Sole                  1178684
Penseco Financial Services     COM              709570105      201     5651 SH       Sole                     5651
Protective Life Corp.          COM              743674103    45009  1689544 SH       Sole                  1689544
Rofin-Sinar Technologies Inc.  COM              775043102      836    23600 SH       Sole                    23600
Ross Stores Inc.               COM              778296103    46051   728085 SH       Sole                   728085
SCBT Financial                 COM              78401v102     5417   165406 SH       Sole                   165406
Southern National Bancorp of V COM              843395104      374    49275 SH       Sole                    49275
Sterling Bancorp               COM              859158107      291    27825 SH       Sole                    27825
Strayer Education              COM              863236105    13253    87067 SH       Sole                    87067
Stryker Corp                   COM              863667101    21420   398874 SH       Sole                   398874
Suffolk Bancorp                COM              864739107      417    16910 SH       Sole                    16910
TCF Financial                  COM              872275102    28791  1944026 SH       Sole                  1944026
Trustco Bank Corp              COM              898349105      141    22271 SH       Sole                    22271
US Bancorp                     COM              902973304      208     7694 SH       Sole                     7694
US Ecology, Inc.               COM              91732j102     4911   282550 SH       Sole                   282550
Washington Banking Co.         COM              937303105      171    12475 SH       Sole                    12475
Watson Pharmaceuticals         COM              942683103      434     8400 SH       Sole                     8400
Websense, Inc.                 COM              947684106      715    35300 SH       Sole                    35300
Westamerica Bank               COM              957090103    14531   261961 SH       Sole                   261961
White Mtns Insurance           COM              g9618e107    58200   173421 SH       Sole                   173421
Winthrop Realty Trust          COM              976391102      582    45500 SH       Sole                    45500
Xilinx Inc                     COM              983919101    24341   839929 SH       Sole                   839929
Yum Brands                     COM              988498101    38803   791085 SH       Sole                   791085
Zebra Technologies A           COM              989207105    56899  1497742 SH       Sole                  1497742